[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

December 27, 2005

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual and annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Sector Funds	0000725781	November 30, 2005
American Century Capital Portfolios, Inc.	0000908186	December 6, 2005
Calamos Investment Trust	0000826732	November 22, 2005
Northern Funds	0000916620	December 1, 2005
PIMCO Funds	0000810893	December 9, 2005
Rydex Series Funds	0000899148	December 12, 2005
Van Kampen Equity Trust	0000799180	November 29, 2005

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Ariel Investment Trust	0000798365	November 22, 2005
Neuberger Berman Income Funds	0000723620	December 8, 2005
Security Equity Fund	0000088525	December 9, 2005
Security Income Fund	0000088498	December 9, 2005
Security Large Cap Value Fund	0000088565	December 9, 2005
Security Mid Cap Growth Fund	0000088676	December 9, 2005

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001